Segment and Geographic Information - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Line Items]
Total revenue	$ 478	$ 445	$ 1,401	$ 1,304	$ 1,750	$ 1,613	$ 1,485
Services transferred at a point in time
Segment Reporting [Line Items]
Total revenue	89	83	257	241	324	310	315
Services transferred over time
Segment Reporting [Line Items]
Total revenue	389	362	1,144	1,063	$ 1,426	$ 1,303	$ 1,170
CARFAX
Segment Reporting [Line Items]
Total revenue	313	291	923	855
CARFAX | Services transferred at a point in time
Segment Reporting [Line Items]
Total revenue	61	56	177	161
CARFAX | Services transferred over time
Segment Reporting [Line Items]
Total revenue	252	235	746	694
B2B
Segment Reporting [Line Items]
Total revenue	164	154	477	449
B2B | Services transferred at a point in time
Segment Reporting [Line Items]
Total revenue	27	27	79	80
B2B | Services transferred over time
Segment Reporting [Line Items]
Total revenue	137	127	398	369
Subscription
Segment Reporting [Line Items]
Total revenue	389	362	1,144	1,063
Subscription | CARFAX
Segment Reporting [Line Items]
Total revenue	252	235	746	694
Subscription | B2B
Segment Reporting [Line Items]
Total revenue	137	127	398	369
Non-subscription
Segment Reporting [Line Items]
Total revenue	89	83	257	241
Non-subscription | CARFAX
Segment Reporting [Line Items]
Total revenue	61	56	177	161
Non-subscription | B2B
Segment Reporting [Line Items]
Total revenue	$ 27	$ 27	$ 79	$ 80